Note 13 - Non-controlling Interests (Tables)	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Statement of subsidiary financial position [text block]
November 30,
2023
($)
Assets
Cash and cash equivalents	15,461
Restricted cash	118
Prepaid expenses and deposits	510
Other receivables	156
Other assets	37
Land, property and equipment	1,504
Exploration and evaluation assets	82
17,868

Liabilities
Accounts payable and accrued liabilities	420
Income taxes payable	7
Withholdings taxes payable	245
Rehabilitation provisions	416
Lease liability	184
1,272

Statement of subsidiary cash flows [text block]
For the year ended
November 30,
2023
($)
Cash used in operating activities	(12,657)
Cash used in investing activities	(1,328)
Cash generated from financing activities	29,491

Net increase in cash and cash equivalents and restricted cash	15,506
Cash and cash equivalents and restricted cash
Beginning of year	73
End of year	15,579

Disclosure of number and weighted average exercise prices of warrants [text block]
	Number of Warrants	Weighted Average Exercise Price
		(US$)
Balance at November 30, 2022	-	-
Common share purchase warrants issued at the IPO	2,000,000	13.00
Exercised	(258,708)	13.00
Balance at November 30, 2023	1,741,292	13.00